Summary of Performance Based Stock Unit Activity (Detail) - Performance Shares - $ / shares shares in Thousands	12 Months Ended
	Apr. 28, 2018	Apr. 29, 2017	Apr. 30, 2016
Number of Shares
Beginning Balance	420	151
Granted	706	507	110
Vested	0	0	0
Forfeited	(117)	(238)	(17)
Adjustment due to the Spin-Off of B&N Education			58
Ending Balance	1,009	420	151
Weighted Average Grant Date Fair Value, Per Share
Beginning Balance	$ 14.00	$ 18.41	$ 0.00
Granted	7.35	12.48	28.08	[1]
Vested	0.00	0.00	0.00	[1]
Forfeited	12.01	13.55	18.46	[1]
Adjustment due to the Spin-Off of B&N Education			0
Granted	7.35	12.48	28.08	[1]
Vested	0.00	0.00	0.00	[1]
Forfeited	12.01	13.55	18.46	[1]
Ending Balance	$ 9.58	$ 14.00	$ 18.41

[1]	Weighted average grant date fair value is calculated using the grant price prior to the Spin-Off and after the Spin-Off.